Discontinued Operations - Assets and liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)
Assets and Liabilities
Assets held for sale, current		¥ 17,599
Assets held for sale, non-current		30,253
Total liabilities held for sale		2,862
Impairment of Long-Lived Assets Held-for-use	¥ 30,381	18,066	¥ 0
SEV related business | Discontinued Operations, Held-for-sale
Assets and Liabilities
Cash and cash equivalents	295	147
Trade receivable	608	191
Amount due from related parties	832	832
Inventories	5,594	7,385
Prepayments and other current assets	9,066	9,044
Assets held for sale, current	16,395	17,599
Property, plant and equipment, net	29,010	29,539
Operating lease right-of-use assets, net		186
Other non-current assets	528	528
Assets held for sale, non-current	29,538	30,253
Total assets held for sale	45,933	47,852
Trade and notes payable	542	423
Operating lease liabilities, current		47
Accruals and other current liabilities	2,754	2,392
Total liabilities held for sale	3,296	¥ 2,862
Impairment of Long-Lived Assets Held-for-use			¥ 292,795
SEV related business | Disposal by sale
Assets and Liabilities
Total consideration	¥ 60,000			$ 60,000	¥ 60,000